Operating leases	9 Months Ended
Sep. 30, 2025
Leases [Abstract]
Operating leases	Operating leases
Lease costs recorded under operating leases for three and nine months ended September 30, 2025 and September 30, 2024 were as follows:

	Three Months Ended		Nine Months Ended
	September 30, 2025	September 30, 2024	September 30, 2025	September 30, 2024
	(in thousands)
Operating lease costs	$12,378	$12,263	$35,046	$34,713
Income from sub-leases	(905)	(340)	(2,524)	(977)
Net operating lease costs	$11,473	$11,923	$32,522	$33,736

Of the total cost of $11.5 million incurred in the three months ended September 30, 2025 (September 30, 2024: $11.9 million), $9.8 million (September 30, 2024: $10.6 million) is recorded within selling, general and administration costs and $1.7 million (September 30, 2024: $1.3 million) is recorded within direct costs.

Of the total cost of $32.5 million incurred in the nine months ended September 30, 2025 (September 30, 2024: $33.7 million), $27.9 million (September 30, 2024: $28.6 million) is recorded within selling, general and administration costs and $4.6 million (September 30, 2024: $5.1 million) is recorded within direct costs.

During the three and nine months ended September 30, 2025 and September 30, 2024, costs incurred by the Group related to variable lease payments were de minimis.

Right-of-use assets obtained, in exchange for lease obligations during the three months ended September 30, 2025, totaled $4.1 million (September 30, 2024: $13.3 million). Right-of-use assets obtained, in exchange for lease obligations during the nine months ended September 30, 2025, totaled $13.9 million (September 30, 2024: $59.9 million).

The weighted average remaining lease term and weighted-average discount rate at September 30, 2025 were 5.97 years and 3.95%, respectively. The weighted average remaining lease term and weighted-average discount rate at December 31, 2024 were 6.56 years and 4.01%, respectively.

Future minimum lease payments under non-cancelable leases as of September 30, 2025 were as follows:

(in thousands)
Year 1	$43,414
Year 2	37,007
Year 3	29,666
Year 4	21,726
Year 5	17,157
Thereafter	32,439
Total future minimum lease payments	181,409
Lease imputed interest	(18,240)
Total	$163,169
Operating lease liabilities are presented as current and non-current. As at September 30, 2025, operating lease liabilities of $38.1 million have been included in other liabilities (December 31, 2024: $36.8 million) and $125.1 million have been classified as non-current lease liabilities (December 31, 2024: $140.1 million).